Cover	Jun. 16, 2021
Cover [Abstract]
Entity Registrant Name	Lakeland Industries, Inc.
Entity Central Index Key	0000798081
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 16, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Entity Incorporation State Country Code	DE
Entity File Number	000-15535
Entity Tax Identification Number	13-3115216
Entity Address Address Line 1	202 Pride Lane SW
Entity Address City Or Town	Decatur
Entity Address State Or Province	AL
Entity Address Postal Zip Code	35603
City Area Code	256
Local Phone Number	350-3873
Trading Symbol	LAKE
Security Exchange Name	NASDAQ